SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash and Cash Equivalents (FY) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0	$ 0
Cash	$ 489,590	$ 1,342,435	$ 2,579,658